Operating segments (Tables)	12 Months Ended
Dec. 31, 2018
Operating segments
Schedule of consolidated income statement and other significant data

The 2016 consolidated income statement and other significant data are as follows:

		Corporate
	Retail	and Investment	Corporate
2016	Banking	Banking	Activities	Total

Net interest income	42,277	4,899	1,954	49,130
Dividend income	—	—	94	94
Net fee and commission income	12,211	1,749	(20)	13,940
Gains/(losses) on financial assets and liabilities and exchange differences (net)	721	2,682	359	3,762
Other operating income/(expenses)	(2,104)	(649)	(122)	(2,875)
Total income	53,105	8,681	2,265	64,051
Administrative expenses	(19,955)	(2,440)	(260)	(22,655)
Depreciation and amortization	(1,890)	(158)	(10)	(2,058)
Impairment losses on financial assets (net)	(15,955)	(706)	—	(16,661)
Provisions (net)	(75)	(29)	(777)	(881)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	—	—	20	20
Gains/(losses) on disposal of non-current assets not classified as discontinued operations (net)	—	—	71	71
	—	—		—
Operating profit before tax	15,230	5,348	1,309	21,887
Income tax				(5,351)
Profit for the year				16,536
Profit attributable to the Parent				16,536
Profit attributable to non-controlling interest				—
Total assets	519,589	588,596	242,752	1,350,937
Total liabilities	475,625	564,131	205,954	1,245,710

The 2017 consolidated income statement and other significant data are as follows:

		Corporate
	Retail	and Investment	Corporate
2017	Banking	Banking	Activities	Total

Net interest income	47,969	5,295	2,580	55,844
Dividend income	—	5	145	150
Net fee and commission income	13,047	1,758	8	14,813
Gains/(losses) on financial assets and liabilities and exchange differences (net)	786	2,532	146	3,464
Other operating income/(expenses)	(2,136)	(505)	(304)	(2,945)
Total income	59,666	9,085	2,575	71,326
Administrative expenses	(22,377)	(2,759)	(301)	(25,437)
Depreciation and amortization	(2,317)	(204)	(12)	(2,533)
Impairment losses on financial assets (net)	(17,763)	(1,057)	—	(18,820)
Provisions (net)	(98)	20	(359)	(437)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	—	—	6	6
Gains/(losses) on disposal of non-current assets not classified as discontinued operations (net)	—	—	69	69
Operating profit before tax	17,111	5,085	1,978	24,174
Income tax				(5,496)
Profit for the year				18,678
Profit attributable to the Parent				18,678
Profit attributable to non-controlling interest				—
Total assets	551,250	531,295	246,646	1,329,191
Total liabilities	521,787	521,284	170,710	1,213,781

The 2018 consolidated income statement and other significant data are as follows:

		Global
	Retail	Corporate	Corporate
2018	Banking	Banking	Activities	Total

Net interest income	54,005	6,121	1,871	61,997
Dividend income	—	34	176	210
Net fee and commission income	14,181	1,700	(159)	15,722
Gains/(losses) on financial assets and liabilities and exchange differences (net)	1,086	689	(291)	1,484
Other operating income/(expenses)	(2,561)	(672)	(412)	(3,645)
Total income	66,711	7,872	1,185	75,768
Administrative expenses	(24,574)	(3,530)	(545)	(28,649)
Depreciation and amortization	(2,769)	(200)	(4)	(2,973)
Impairment losses on financial assets not at fair value through profit or loss (net)	(17,813)	(997)	—	(18,810)
Impairment losses on other assets (net)	—	—	(5)	(5)
Provisions (net)	178	10	(750)	(562)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	—	—	7	7
Gains/(losses) on disposal of non-current assets not classified as discontinued operations (net)	—	—	38	38
Operating profit before tax	21,733	3,155	(74)	24,814
Income tax				(5,458)
Profit for the year				19,356
Profit attributable to the Parent				19,353
Profit attributable to non-controlling interest				3
Total assets	599,270	547,006	262,448	1,408,724
Total liabilities	567,829	486,372	231,236	1,285,437